Document and Entity Information	Mar. 03, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 03, 2024
Entity Registrant Name	Peak Bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39951
Entity Tax Identification Number	85-2448157
Entity Address Address Line 1	4900 Hopyard Road
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Pleasanton
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94588
City Area Code	925
Local Phone Number	463-4800
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	PKBO
Security Exchange Name	NONE
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001834645
Amendment Flag	false